Putnam Multi-Cap Value Fund
Goal
Putnam Multi-Cap Value Fund seeks capital appreciation and,
as a secondary objective, current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Multi-Cap Value Fund	Class A Shares		Class B shares		Class C Shares		Class M Shares	Class R Shares	Class T Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over five years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Multi-Cap Value Fund	Class A Shares	Class B shares	Class C Shares	Class M Shares	Class R Shares	Class T Shares		Class Y Shares
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%		0.56%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%	0.25%
Other expenses	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	[1]	0.27%
Total annual fund operating expenses	1.08%	1.83%	1.83%	1.58%	1.33%	1.08%		0.83%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Multi-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	679	899	1,136	1,816
Class B shares	686	876	1,190	1,951
Class C Shares	286	576	990	2,148
Class M Shares	505	831	1,180	2,163
Class R Shares	135	421	729	1,601
Class T Shares	357	585	831	1,534
Class Y Shares	85	265	460	1,025

Expense Example, No Redemption - Putnam Multi-Cap Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B shares	186	576	990	1,951
Class C Shares	186	576	990	2,148

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 78%.
Investments, risks, and performance Investments
We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. However, prior to becoming Putnam Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam Mid Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/17 4.68% Best calendar quarter Q2 2009 25.04% Worst calendar quarter Q4 2008 -26.42%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Multi-Cap Value Fund		1 Year	5 Years	10 Years
Class A Shares		6.53%	13.19%	5.93%
Class A Shares | after taxes on distributions		5.88%	12.07%	5.04%
Class A Shares | after taxes on distributions and sale of fund shares		4.06%	10.46%	4.62%
Class B shares		7.14%	13.44%	5.91%
Class C Shares		11.15%	13.68%	5.75%
Class M Shares		8.46%	13.15%	5.63%
Class R Shares		12.68%	14.25%	6.28%
Class T Shares	[1]	10.20%	13.96%	6.29%
Class Y Shares		13.29%	14.82%	6.83%
Russell 3000 Index (no deduction for fees, expenses or taxes)	[2]	18.40%	14.81%	5.76%
[1]	Class T shares were not outstanding during the periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.